Property and Equipment net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,	December 31,
	2018	2017
Furniture and office equipment	$357,064	$308,383
Vehicle	63,135	147,922
Leasehold improvements	200,435	8,058
Total property and equipment	620,634	464,363
Less: accumulated depreciation	(186,514)	(337,088)
Construction in progress (Fintech Village)	14,595,307	-
Property and Equipment, net	$15,029,427	$127,275